Real Estate - Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) $ in Millions	Jun. 01, 2022 USD ($)
SSGT II Merger Agreement
Business Acquisition [Line Items]
Intangible assets acquired	$ 8.0